LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
LEASE OBLIGATIONS
LEASE OBLIGATIONS

13.   LEASE OBLIGATIONS

	Minimum lease payments
As at	December 31, 2023	December 31, 2022
Less than one year	$20,339	$11,343
Between one and five years	44,677	14,044
More than five years	6,457	5,806
	71,473	31,193
Less: future finance charges	(14,072)	(9,847)
Present value of lease obligations	57,401	21,346
Less: Current portion	(14,941)	(9,416)
Non-current portion	$42,460	$11,930